PHILLIPS CAPITAL INVESTMENTS, INC.

                       SEMI-ANNUAL REPORT TO SHAREHOLDERS
                         FOR THE SIX MONTH PERIOD ENDED
                                  JUNE 30, 2001

                                      PHILLIPS CAPITAL INVESTMENTS, INC.
                                     STATEMENT OF ASSETS AND LIABILITIES


                                                                           June 30, 2001    December 31, 2000
                                                                         ---------------  --------------------
Assets:
   Investments in securities, at value -
     amortized cost $1,097,165.21 in 2001 and
     $1,603,868.34 in 2000 - Note A                                        $1,652,430.91       $2,566,410.41
   Cash                                                                        97,872.68           70,737.09
   Receivables - Note A
     Interest                                                                   2,939.57           12,131.95
     Dividends                                                                  2,197.14            3,079.31
     Investment securities sold                                               498,824.14          139,592.62
   Deferred registration expenses - Note B                                        627.92              627.92
   Prepaid insurance                                                              741.11              269.25
   Other assets                                                                        0                   -
                                                                         ---------------     ---------------
         Total assets                                                      $2,255,633.47       $2,792,848.55
                                                                         ===============     ===============


Liabilities
   Accrued accounting fees                                                     $2,967.21           $6,000.00
   Federal income tax payable                                                          -            1,225.00
   Miscellaneous accounts payable                                                 937.55              265.44
   Accrued management fees                                                      2,021.68                   -
   Due shareholders on sale                                                            -                   -
                                                                         ---------------     ---------------
         Total liabilities                                                      5,926.44            7,490.44
                                                                         ---------------     ---------------


Net Assets:
   Net assets (equivalent to $11.35 and $13.25
     per share based on 198,135.173 and
     210,249.018 shares of capital stock
     outstanding at June 30, 2001 and
     December 31, 2000, respectively) - Note C                             $2,249,707.03       $2,785,358.11
                                                                         ===============     ===============

                  The accompanying notes are an integral part of these financial statements.

                                                      1


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
                                 PHILLIPS CAPITAL INVESTMENTS, INC.
                                      INVESTMENTS IN SECURITIES
                                            JUNE 30, 2001


                                                          Principal
                                                          Amount or
COMMON STOCKS: 52.64%                                       Shares                   Market Value
                                                       ----------------             ---------------
Banking and Financial Services: 12.19%
--------------------------------------
     Greenpoint Financial                                         1,500                   57,600.00
     Nationwide Financial                                         2,000                   87,300.00
     SLM Holdings                                                 1,000                   73,000.00
     Washington Mutual                                            1,500                   56,325.00
                                                                                    ---------------
                                                                                         274,225.00
                                                                                    ---------------

Energy Sources & Related: 9.62%
-------------------------------
     Phillips Petroleum                                           1,000                   57,000.00
     Devon Petroleum                                              1,100                   57,750.00
     Petroquest Energy                                            4,000                   28,000.00
     USX Marathon Group                                           2,500                   73,775.00
                                                                                    ---------------
                                                                                         216,525.00
                                                                                    ---------------

Consumer Products and Services: 5.29%
-------------------------------------
     Rock of Ages                                                 4,000                   20,240.00
     CEC Enterprises                                              2,000                   98,700.00
                                                                                    ---------------
                                                                                         118,940.00
                                                                                    ---------------

Health Products and Services: 5.18%
-----------------------------------
     Tenet Health Care                                            1,200                   61,920.00
     Universal Health Services "B"                                1,200                   54,600.00
                                                                                    ---------------
                                                                                         116,520.00
                                                                                    ---------------

Shipping and Transportation: 4.66%
----------------------------------
     Sea Containers, Ltd. "A"                                     4,000                   74,880.00
     Transport Corp. of America                                   2,500                   16,375.00
     Rush Enterprises                                             2,300                   13,524.00
                                                                                    ---------------
                                                                                         104,779.00
                                                                                    ---------------

Merchandising: 4.54%
--------------------
     Claire's Stores                                              2,500                   48,400.00
     KMart                                                        4,500                   51,615.00
                                                                                    ---------------
                                                                                         100,015.00
                                                                                    ---------------

Media/Entertainment: 3.82%
--------------------------
     AT&T                                                         1,500                   33,000.00
     Time Warner                                                  1,000                   53,000.00
                                                                                    ---------------
                                                                                          86,000.00
                                                                                    ---------------

Electric Utilities: 3.36%
-------------------------
     Reliant Energy (Houston Ind)                                 1,000                   32,210.00
     Texas Utilities                                                900                   43,371.00
                                                                                    ---------------
                                                                                          75,581.00
                                                                                    ---------------

             The accompanying notes are an integral part of these financial statements.

                                                  2
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
                                PHILLIPS CAPITAL INVESTMENTS, INC.
                               INVESTMENTS IN SECURITIES (Continued)
                                           JUNE 30, 2001


                                                         Principal
                                                         Amount or
Common Stocks, continued                                  Shares                   Market Value
                                                      ---------------             ---------------

Investment Co./Foreign Securities: 2.17%
----------------------------------------
     First Australian Fund                                      2,500                   15,325.00
     Kemper International Resource Fund                     2,886.749                   16,685.41
     New Germany Fund, Inc                                  2,381.092                   16,762.89
                                                                                  ---------------
                                                                                        48,773.30
                                                                                  ---------------

Forest & Paper Products: 1.02%
------------------------------
     Abitibi Consolidated                                       3,000                   22,950.00
                                                                                  ---------------
                                                                                        22,950.00
                                                                                  ---------------
Metals/Mining: .88%
-------------------
     IMCO Recycling Inc.                                        2,800                   19,880.00
                                                                                  ---------------
                                                                                        19,880.00
                                                                                  ---------------

       TOTAL COMMON STOCKS                                                           1,184,188.30
                                                                                  ---------------


            The accompanying notes are an integral part of these financial statements.

                                                 3

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
                                  PHILLIPS CAPITAL INVESTMENTS, INC.
                                INVESTMENTS IN SECURITIES (Continued)
                                            JUNE 30, 2001


                                                            Principal
                                                            Amount or
                                                             Shares                   Market Value
                                                         ---------------             ---------------

PREFERRED STOCKS: 3.87%
-----------------------
     Texaco Capital Preferred "B"                                  1,500                   31,650.00
     Con Agra Capital LC                                           3,000                   55,500.00
                                                                                     ---------------
                                                                                           87,150.00
                                                                                     ---------------

SHORT-TERM DEPOSITS: 11.78%
---------------------------
     Providian Bank, NH 5.45% Due 7/24/01                                                  75,000.00
     Beal Bank, TX 4.15% Due 8/2/01                                                        95,000.00
     Florida Bank, Tampa, 4.3% Due 11/13/01                                                95,000.00
                                                                                     ---------------

        TOTAL SHORT-TERM TIME DEPOSITS                                                    265,000.00
                                                                                     ---------------

OTHER SHORT-TERM SECURITIES: 5.16%
----------------------------------
     Institutional Liquid Assets - Treasury                   116,092.62                  116,092.62
                                                                                     ---------------

        TOTAL OTHER SHORT-TERM SECURITIES                                                 116,092.62
                                                                                     ---------------

        TOTAL INVESTMENTS IN SECURITIES                                                 1,652,430.92
                                                                                     ---------------

OTHER ASSETS (NET OF LIABILITIES): 26.55%
-----------------------------------------
        Total Other Assets (Net of Liabilities)                                           597,276.11
                                                                                     ---------------

NET ASSETS:  100.00%                                                                   $2,249,707.03
                                                                                     ===============


              The accompanying notes are an integral part of these financial statements.

                                                  4
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
                                PHILLIPS CAPITAL INVESTMENTS, INC.
                                      STATEMENT OF OPERATIONS

                                                        Six Months                      Year
                                                           Ended                       Ended
                                                       June 30, 2001             December 31, 2000
                                                      ---------------           --------------------
Investment Income
   Income - Note A
     Interest                                              $22,371.69                  $47,822.22
     Dividends                                              15,632.58                   38,708.77
                                                      ---------------             ---------------
         Total income                                       38,004.27                   86,530.99
                                                      ---------------             ---------------

Expenses
   Investment advisory fees - Note E                        12,290.53                   25,085.72
   Accounting fees                                           3,067.21                    6,300.00
   Registration fees and expenses                                0.00                       63.00
   License fee                                                  25.00                      460.00
   Directors' fees                                             750.00                    1,500.00
   Insurance                                                   464.15                      936.00
   Postage and delivery                                         35.00                      219.16
   Printing and electronic filing                                   0                           0
   Professional fees                                            65.00                    1,390.50
   Other                                                     1,072.61                      346.01
   Federal income tax                                               0                    1,350.00
                                                      ---------------             ---------------

         Total expenses                                     17,769.50                   37,650.39
                                                      ---------------             ---------------

         Investment income - net                            20,234.77                   48,880.60
                                                      ---------------             ---------------

Realized and Unrealized Gain on
     Investments - Note D
   Net realized gain on investments                        489,361.58                  468,076.33
   Change in unrealized appreciation
     of investments for the period                        (407,276.36)                (107,154.38)
                                                      ---------------             ---------------

       Net gain (loss) on investments                       82,085.22                  360,921.95
                                                      ---------------             ---------------

       Net increase (decrease) in net
         assets resulting from operations                 $102,319.99                 $409,802.55
                                                      ===============             ===============


            The accompanying notes are an integral part of these financial statements.

                                                 5

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
                                PHILLIPS CAPITAL INVESTMENTS, INC.
                                STATEMENT OF CHANGES IN NET ASSETS


                                                         Six Months                     Year
                                                            Ended                       Ended
                                                        June 30, 2001             December 31, 2000
                                                       ---------------           --------------------
Increase in Net Assets from Operations
   Investment income - net                                  $20,234.77                  $48,880.60
   Net realized gain on investment                          489,361.58                  468,076.33
   Change in unrealized appreciation                       (407,276.36)                (107,154.38)
                                                       ---------------             ---------------

     Net increase (decrease) in net assets
       resulting from operations                            102,319.99                  409,802.55
                                                       ---------------             ---------------

Dividends Paid to Shareholders - Note F
   Investment income                                                 0                  (49,750.33)
   Net realized capital gains                              (475,524.41)                (464,908.29)
                                                       ---------------             ---------------

     Total dividends paid to shareholders                  (475,524.41)                (514,658.62)
                                                       ---------------             ---------------

Capital Share Transactions                                 (162,446.66)              (1,189,569.76)
                                                       ---------------             ---------------

   Net increase (decrease)                                 (535,651.08)              (1,294,425.83)

Net Assets
   Beginning of period (including undistributed
     investment income of $5,236.65)                      2,785,358.11                4,079,783.94
                                                       ---------------             ---------------

   End of period (including undistributed
     investment income of $25,471.42)                    $2,249,707.03               $2,785,358.11
                                                       ===============             ===============


            The accompanying notes are an integral part of these financial statements.

                                                 6
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

                       PHILLIPS CAPITAL INVESTMENTS, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 2001

Note A - Summary of Significant Accounting Policies

     The Company is operated as a diversified, open-end management investment company.

     Security valuation: Investments in securities listed on the New York Stock
Exchange, American Stock Exchange or other security exchanges, and securities traded in the Over-The-Counter market are valued at their closing sales price.
If no sale has been reported for that day, the last published sale or the last recorded bid price, whichever is the more recent, is used, unless in the opinion of the Board of Directors the value thus obtained may not fairly indicate the actual market value, in which case these securities, and any other assets for which market quotations are not readily available, are valued at fair value as determined by the management and approved in good faith by the Board of Directors.

     Federal income taxes: For tax years beginning after December 31, 1987, it is the Company's intention to comply with the provisions of the Internal Revenue
Code applicable to regulated investment companies and to distribute substantially all of its capital gains and investment income to its shareholders. Therefore, provision has been made for Federal income taxes only on the undistributed income which is immaterial.

     Other: The Company follows industry practice and records security transactions on the trade date. Dividend income is recognized on the ex-dividend date, and interest is recognized on an accrual basis.


Note B - Organizational and Registration Expenses

     Registration expenses will be amortized as new shares are issued.


Note C - Capital Share Transactions

     As of June 30, 2001 and December 31, 2000, there were 10,000,000 shares of
$1.00 par value capital stock authorized. Capital paid-in aggregated
$1,450,382.49 and $1,600,715.30 at June 30, 2001 and December 31, 2000,
respectively.

     Transactions in capital stock for the six month period ended June 30, 2001 and for the year ended December 31, 2000, were as follows:


                                                      Shares                               Amount
                                         ---------------------------------   ----------------------------------
                                              2001               2000              2001              2000
                                         --------------     --------------   ----------------   ---------------

Shares sold                                           0          4,898.911                 $0        $63,000.00
Shares issued in reinvestment
   of dividends                                       0         38,696.140                  0        514,658.62
                                         --------------     --------------   ----------------   ---------------
                                                      0         43,595.051                  0        577,658.62

Shares redeemed                              12,113.845       (126,821.741)        162,466.66     (1,767,228.38)
                                         --------------     --------------   ----------------   ---------------

Net increase (decrease)                     (12,113.845)       (83,226.690)      $(162,466.66)   $(1,189,569.76)
                                         ==============     ==============   ================   ===============

                       PHILLIPS CAPITAL INVESTMENTS, INC.
                    NOTES TO FINANCIAL STATEMENTS (Continued)
                                  JUNE 30, 2001

Note D - Investment Transactions

     Purchases of common stocks during the six months ended June 30, 2001 were $18,000.00 and $198,032.44 for the year ended December 31, 2000; sales were $660,503.20 for the six months ended June 30, 2001 and $582,625.21 for the year ended December 31, 2000. Purchases of U.S. Government obligations were $0 and $149,047.50 for the six months ended June 30, 2001 and the year ended December 31, 2000, respectively, and $150,000.00 and $550,000.00 were sold/matured during the six months ended June 30, 2001 and the year ended December 31, 2000, respectively.

     As of June 30, 2001 and December 31, 2000, the unrealized appreciation of securities was $555,265.70 and $962,542.06, respectively; accumulated undistributed net realized gains on investment transactions totaled $20,452.25 and $6,615.08 at June 30, 2001 and December 31, 2000, respectively.


Note E - Investment Advisory Fees

     The Company pays advisory fees for investment management and advisory services under a management agreement (Agreement) that provides for fees to be computed monthly at an annual rate of 0.9 percent of the Company's average daily net assets up to $30,000,000, 0.75 percent of assets from $30,000,000 to $60,000,000 and 0.6 percent for those assets in excess of $60,000,000. The Agreement provides for an expense reimbursement from the investment advisor if the Company's total expenses exceed 2.0 percent of the Company's average daily net assets for any year.


Note F - Distributions to Shareholders

     On December 21, 2000, a distribution of $2.71 per share, aggregating $464,908.29, was declared from net realized gains from investment transactions and a dividend of $0.29 per share, aggregating $49,750.33 was declared from net investment income. The distribution and dividend were paid on December 29, 2000 to shareholders of record on December 28, 2000.

     On May 24, 2001, a distribution of $2.40 per share, aggregating $475,524.41 was declared from net realized gains from investment transactions. The distribution was paid on June 29, 2001 to shareholders of record on June 28, 2001.


                                       8
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
                                                 PHILLIPS CAPITAL INVESTMENTS, INC.
                                   SUPPLEMENTARY INFORMATION - SELECTED PER-SHARE DATA AND RATIOS*

                                    Six Months
                                       Ended                                   Year Ended December 31,
                                     June 30,      --------------------------------------------------------------------------------
                                       2001          2000          1999          1998           1997          1996          1995
                                     --------      ---------     ---------     ---------      --------      ---------     ---------
Per-Share Data:
  Investment income                      $.21           $.51          $.48          $.52          $.53           $.48          $.67
  Expenses                                .10            .22           .19           .18           .19            .18           .16
                                     --------      ---------     ---------     ---------      --------      ---------     ---------

    Investment income - net               .11            .29           .29           .34           .34            .30           .49

  Distributions from net
    investment income                       0           (.29)         (.29)         (.34)         (.33)          (.29)         (.49)

  Net realized and unrealized
    gain (loss) on securities             .39           2.06          (.38)          .21          2.28           1.07          1.58

  Distributions from net
    realized long-term gains
    on securities                       (2.40)         (2.71)         (.58)         (.41)         (.97)         (1.99)         (.36)
                                     --------      ---------     ---------     ---------      --------      ---------     ---------

  Net increase (decrease) in net
    asset value                         (1.90)          (.65)         (.96)         (.20)         1.32           (.91)         1.22

  Net asset value:
    Beginning of year                   13.25          13.90         14.86         15.06         13.74          14.65         13.43
                                     --------      ---------     ---------     ---------      --------      ---------     ---------

    End of Period                      $11.35         $13.25        $13.90        $14.86        $15.06         $13.74        $14.65
                                     ========      =========     =========     =========      ========      =========     =========

Ratios (Annualized)
  Ratio of expenses to average
    net assets                          1.33%          1.33%         1.17%         1.18%         1.19%          1.20%         1.11%
  Ratio of net investment income
    to average net assets               1.51%          1.73%         1.81%         2.17%         2.10%          1.96%         2.98%
  Portfolio turnover rate               2.14%         10.08%        11.48%        15.97%         5.71%         19.08%        28.17%


Shares Outstanding at End of
  Period                          198,135.173    210,249.018   293,475.708   363,465.526    339,582.628   355,399.640   343,987.019


                            * Selected data for a share of capital stock outstanding throughout the year.



                                                       9
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